Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) $ in Thousands	Aug. 23, 2022 USD ($)
Goodkind Group, LLC [Member]
Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) [Line Items]
Net liabilities excluding of cash acquired	$ 147